Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Assets
Cash and cash equivalents	$ 334,850	$ 206,911	$ 217,352
Short-term investments	80,000	67,756	67,891
Accounts receivable, net	30,778	32,517	21,198
Total	7,614	8,570	6,441
Total current assets	453,242	315,754	312,882
Property and equipment, net	1,025	444	436
Right-of-use assets, net	4,308	7,072	3,598
Intangible assets, net	47,666	51,571	35,051
Goodwill	395,804	396,704	379,072
Deferred tax asset	3,373	28,947	59,351
Other non-current assets	746	2,807	1,463
Total non-current assets	452,922	487,545	478,971
Total assets	906,164	803,299	791,853
Liabilities and equity
Accounts payable and accrued expenses	14,990	13,293	13,830
Current lease liabilities	1,162	3,157	3,050
Income taxes payable	1,512	112	0
Contract liabilities	1,754	2,520	2,426
Loss contingency	0	0	95,250
Current portion of borrowings with related party	0	38,778	0
Other current liabilities	3,966	10,645	1,926
Total current liabilities	23,384	68,505	116,482
Long-term borrowings with related party	34,014	0	39,454
Non-current lease liabilities	3,510	4,420	1,625
Deferred tax liabilities	0	848	0
Other non-current liabilities	3,223	1,681	8,265
Total non-current liabilities	40,747	6,949	49,344
Liabilities	64,131	75,454	165,826
Equity
Share capital	21,198	21,198	21,198
Share premium	359,280	359,280	359,280
Accumulated comprehensive income (loss)	(10,688)	(810)	(1,432)
Retained earnings	472,125	348,020	246,981
Equity attributable to DoubleDown Interactive Co., Ltd.	841,915	727,688	626,027
Equity attributable to non-controlling interests	118	157	0
Total equity	842,033	727,845	626,027
Total liabilities and equity	$ 906,164	$ 803,299	$ 791,853